CONCENTRATION OF RISKS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investments	$ 590,540
Internet Content Provision ("ICP") and Advertising Businesses [Member] | Maximum [Member]
Concentration Risk [Line Items]
Maximum percentage of ownership amount that foreign investors are allowed to own equity interest	50.00%
Financial Institution [Member] | CHINA
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investment held percentage	93.80%
Financial Institution [Member] | International [Member]
Concentration Risk [Line Items]
Cash and cash equivalents, restricted cash and short term investment held percentage	6.20%
Marketing Services [Member]
Concentration Risk [Line Items]
Revenues from services as percentage of total revenues	18.00%	28.30%	42.00%
E Commerce Services [Member]
Concentration Risk [Line Items]
Revenues from services as percentage of total revenues	63.00%	54.00%	35.00%